Stock-Based Compensation Plans - Summary of CRSU Plan Activity (Details) - shares	6 Months Ended	12 Months Ended
	Jul. 31, 2026	Jan. 31, 2026
Stock-Based Compensation Plans
Number of Units Outstanding, CRSU (in shares),Beginning	12,957
Weighted-Average Remaining Contractual Life, CRSU (years)	2 years 3 months 18 days	1 year 8 months 12 days
Number of Units Granted, CRSU (in shares)	15,394
Number of Units Vested and settled in cash, CRSU (in shares)	(4,111)
Number of Units Outstanding, CRSU (in shares), Ending	24,240	12,957
Non-vested, CRSU (in shares)	24,240
Non-vested, Weighted-Average Remaining Contractual Life, CRSU (years)	2 years 3 months 18 days